Document And Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Bancorp 34, Inc.
Entity Central Index Key	0001668340
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Amendment Flag	false